EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	10/01/11-10/31/11
Determination Date	11/9/2011
Distribution Date	11/15/2011

Pool Balance

1 .	Pool Balance on the close of the last day of the preceding Collection Period			$632,477,254.78
2 .	Collections allocable to Principal			$17,667,350.85
3 .	Purchase Amount allocable to Principal			$0.00
4 .	Defaulted Receivables			$28,424.67

5 .	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$614,781,479.26

6 .	Total number of Receivables outstanding on the close of the last day of the related Collection Period			39,869

7 .	Initial Pool Balance			$650,000,011.61

			Beginning	End
8 .	Note Balances		of Period	of Period

	a.	Class A-1 Note Balance	$86,405,367.87	$66,633,664.47
	b.	Class A-2 Note Balance	$213,000,000.00	$213,000,000.00
	c.	Class A-3 Note Balance	$166,000,000.00	$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00	$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00	$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00	$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00	$7,801,000.00

	h.	Note Balance (sum a - g)	$628,405,367.87	$608,633,664.47

9 .	Pool Factors

	a.	Class A-1 Note Pool Factor	0.8000497	0.6169784
	b.	Class A-2 Note Pool Factor	1.0000000	1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000	1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000	1.0000000
	e.	Class B Note Pool Factor	1.0000000	1.0000000
	f.	Class C Note Pool Factor	1.0000000	1.0000000
	g.	Class D Note Pool Factor	1.0000000	1.0000000

	h.	Note Pool Factor	0.9667775	0.9363595

10 .	Overcollateralization Target Amount			$6,147,814.79
11 .	Current overcollateralization amount (Pool Balance - Note Balance)			$6,147,814.79
12 .	Weighted Average Coupon		%	8.93%
13 .	Weighted Average Original Term		months	65.56
14 .	Weighted Average Remaining Term		months	58.07

Collections

15 .	Finance Charges:
	a.	Collections allocable to Finance Charge		$4,749,983.65
	b.	Liquidation Proceeds allocable to Finance Charge		$0.00
	c.	Purchase Amount allocable to Finance Charge		$0.00

	d.	Available Finance Charge Collections (sum a - c)		$4,749,983.65

16 .	Principal:
	a.	Collections allocable to Principal		$17,667,350.85
	b.	Liquidation Proceeds allocable to Principal		$22,591.45
	c.	Purchase Amount allocable to Principal		$0.00

	d.	Available Principal Collections (sum a - c)		$17,689,942.30

17 .	Total Finance Charge and Principal Collections (15d+16d)			$22,439,925.95
18 .	Interest Income from Collection Account			$1,832.70
19 .	Simple Interest Advances			$0.00

20 .	Available Collections (Ln17+18+19)			$22,441,758.65

Available Funds

21 .	Available Collections			$22,441,758.65

22 .	Reserve Account Draw Amount		$0.00

23 .	Available Funds		$22,441,758.65

Application of Available Funds

24 .	Servicing Fee
	a.	Monthly Servicing Fee	$527,064.38
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$527,064.38

	d.	Shortfall Amount (a + b - c)	$0.00

25 .	Unreimbursed Servicer Advances		$0.00

26 .	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,952.98
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,952.98

	e.	Shortfall Amount (a + b + c - d)	$0.00

27 .	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$21,651.82
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$21,651.82

	e.	Class A-2 Monthly Interest	$120,700.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$120,700.00

	i.	Class A-3 Monthly Interest	$125,883.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$125,883.33

	m.	Class A-4 Monthly Interest	$144,249.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,249.75

28 .	Priority Principal Distributable Amount		$0.00

29 .	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07

30 .	Secondary Principal Distributable Amount		$0.00

31 .	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02

32 .	Tertiary Principal Distributable Amount		$5,822,888.61

33 .	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01

34 .	Quaternary Principal Distributable Amount		$7,801,000.00

35 .	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$14,644,346.97

36 .	Reserve Account Deficiency		$0.00

37 .	Regular Principal Distributable Amount		$6,147,814.79

38 .	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39 .	Additional Servicing Fees, if any		$0.00

40 .	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41 .	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,749,983.65
	b.	Total Daily Deposits of Principal Collections	$17,689,942.30
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,832.70

	e.	Total Deposits to Collection Account (sum a - d)	$22,441,758.65

42 .	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$527,064.38
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,952.98
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,261,144.40
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,649,596.89

	f.	Total Withdrawals from Collection Account (sum a - e)	$22,441,758.65

Note Payment Account Activity

43 .	Deposits
	a.	Class A-1 Interest Distribution	$21,651.82
	b.	Class A-2 Interest Distribution	$120,700.00
	c.	Class A-3 Interest Distribution	$125,883.33
	d.	Class A-4 Interest Distribution	$144,249.75
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01
	h.	Class A-1 Principal Distribution	$19,771,703.40
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$20,261,144.40

44 .	Withdrawals
	a.	Class A-1 Distribution	$19,793,355.22
	b.	Class A-2 Distribution	$120,700.00
	c.	Class A-3 Distribution	$125,883.33
	d.	Class A-4 Distribution	$144,249.75
	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$20,261,144.40

Certificate Payment Account Activity

45 .	Deposits
	a.	Excess Collections	$1,649,596.89
	b.	Reserve Account surplus (Ln 55)	$156.85

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,649,753.74

46 .	Withdrawals
	a.	Certificateholder Distribution	$1,649,753.74

	b.	Total Withdrawals from Certificate Payment Account	$1,649,753.74

Required Reserve Account Amount

47 .	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$608,633,664.47

48 .	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation
49 .	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50 .	Investment Earnings		$156.85
51 .	Reserve Account Draw Amount		$0.00

52 .	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,156.85
53 .	Deposit from Available Funds (Ln 42d)		$0.00
54 .	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55 .	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$156.85

56 .	EndingBalance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57 .	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58 .	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59 .	Amount to be paid to Servicer from the Collection Account		$527,064.38
60 .	Amount to be paid to Backup Servicer from the Collection Account		$3,952.98
61 .	Amount to be deposited from the Collection Account into the Note Payment Account		$20,261,144.40
62 .	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,649,596.89
63 .	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64 .	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$156.85

65 .	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$19,793,355.22
66 .	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$120,700.00
67 .	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68 .	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69 .	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70 .	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71 .	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72 .	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,649,753.74

Net Loss and Delinquency Activity

73 .	Net Losses with respect to preceding Collection Period		$5,833.22
74 .	Cumulative Net Losses		$5,833.22
75 .	Cumulative Net Loss Percentage		0.0009%
76 .	Delinquency Analysis	Number of Loans	Principal Balance
	a. 31 to 60 days past due	403	$6,084,075.87
	b. 61 to 90 days past due	67	$1,073,677.16
	c. 91 or more days past due	1	$25,421.70

	d. Total Past Due (sum a-c)	471	7,183,174.73

Servicer Covenant

77 .	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00

78 .	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 09, 2011.

CARMAX BUSINESS SERVICES, LLC As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer